Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2022
Receivables [Abstract]
Schedule of accounts receivable, net
	December 31, 2021	June 30, 2022	June 30, 2022
	RMB	RMB (Unaudited)	USD (Unaudited)
Accounts receivable	137,875,301	163,431,462	24,351,322
Less: allowance for doubtful accounts	(111,639,312)	(112,961,523)	(16,831,290)
Accounts receivable, net	26,235,989	50,469,939	7,520,031

Schedule of changes in allowance for doubtful accounts
	December 31, 2021	June 30, 2022	June 30, 2022
	RMB	RMB (Unaudited)	USD (Unaudited)
Beginning balance	2,734,421	111,639,312	16,634,281
Addition	128,392,115	1,399,234	208,486
Deconsolidation of ICinit and subsidiaries	(19,487,224)	—	—
Recovery(write off)	—	(5,164,631)	(769,531)
Exchange rate difference	—	5,087,608	758,055
Ending balance	111,639,312	112,961,523	16,831,290